SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash paid during the period for:
Interest, net of amounts capitalized	$ 34	$ 24	$ 15
Income taxes, net of refunds	$ 54	93	$ 28
Non-cash financing activity:
Issuance of stock in connection with Vistana acquisition		$ 1,031